Note 6 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property and equipment, gross	$ 96,303	$ 94,379
Less accumulated depreciation and amortization	(42,321)	(38,797)
Property and equipment, net	53,982	55,582
Land and Land Improvements [Member]
Property and equipment, gross	17,173	17,071
Building and Building Improvements [Member]
Property and equipment, gross	55,094	54,673
Machinery and Equipment [Member]
Property and equipment, gross	10,992	9,866
Office Equipment [Member]
Property and equipment, gross	11,854	10,568
Vehicles [Member]
Property and equipment, gross	1,130	1,065
Construction in Progress [Member]
Property and equipment, gross	$ 60	$ 1,136